VGOF-P4 02/24

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED FEBRUARY 16, 2024 TO THE

PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

MERRILL LYNCH

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

•

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•	Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

•

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided: (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•

Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

•

Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•

Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2023
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 31, 2024
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2023
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2023
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2023
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2023
BrandywineGLOBAL – Small Cap Value Fund	May 1, 2023
ClearBridge Global Infrastructure Income Fund	January 31, 2024
ClearBridge International Growth Fund	March 1, 2023
ClearBridge Small Cap Fund	March 1, 2023
ClearBridge Value Trust	March 1, 2023
Franklin International Equity Fund	January 31, 2024
Franklin Strategic Real Return Fund	January 31, 2024
Franklin U.S. Small Cap Equity Fund	May 1, 2023
Martin Currie Emerging Markets Fund	January 31, 2024

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 29, 2023
Western Asset Corporate Bond Fund	May 1, 2023
Western Asset Income Fund	December 1, 2023
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2023
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2023
Western Asset Intermediate-Term Municipals Fund	August 1, 2023
Western Asset Managed Municipals Fund	June 29, 2023
Western Asset Massachusetts Municipals Fund	March 31, 2023
Western Asset Mortgage Total Return Fund	May 1, 2023
Western Asset Municipal High Income Fund	December 1, 2023
Western Asset New Jersey Municipals Fund	August 1, 2023
Western Asset New York Municipals Fund	August 1, 2023
Western Asset Oregon Municipals Fund	August 30, 2023
Western Asset Pennsylvania Municipals Fund	August 1, 2023
Western Asset Short Duration High Income Fund	December 1, 2023
Western Asset Short Duration Municipal Income Fund	June 29, 2023
Western Asset Short-Term Bond Fund	May 1, 2023
Western Asset Ultra-Short Income Fund	September 29, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2023
BrandywineGLOBAL – High Yield Fund	May 1, 2023
ClearBridge Aggressive Growth Fund	December 29, 2023
ClearBridge All Cap Value Fund	January 31, 2024
ClearBridge Appreciation Fund	March 1, 2023
ClearBridge Dividend Strategy Fund	May 1, 2023
ClearBridge International Value Fund	March 1, 2023
ClearBridge Large Cap Growth Fund	March 31, 2023
ClearBridge Large Cap Value Fund	March 1, 2023
ClearBridge Mid Cap Fund	March 1, 2023
ClearBridge Mid Cap Growth Fund	March 1, 2023
ClearBridge Select Fund	March 1, 2023
ClearBridge Small Cap Growth Fund	March 1, 2023
ClearBridge Small Cap Value Fund	January 31, 2024
ClearBridge Sustainability Leaders Fund	March 1, 2023
ClearBridge Tactical Dividend Income Fund	March 1, 2023
Franklin Global Dividend Fund	January 31, 2024
Franklin Global Equity Fund	March 1, 2023
Franklin Multi-Asset Conservative Growth Fund	May 31, 2023
Franklin Multi-Asset Defensive Growth Fund	May 31, 2023
Franklin Multi-Asset Growth Fund	May 31, 2023
Franklin Multi-Asset Moderate Growth Fund	May 31, 2023
Franklin U.S. Large Cap Equity Fund	March 31, 2023

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2023
Western Asset Core Plus Bond Fund	May 1, 2023
Western Asset High Yield Fund	September 29, 2023
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2023
Western Asset Intermediate Bond Fund	September 29, 2023
Western Asset Macro Opportunities Fund	March 1, 2023
Western Asset Total Return Unconstrained Fund	September 29, 2023

Please retain this supplement for future reference.

3